Summary of Significant Accounting Policies - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Derivative Liabilities [Abstract]
Beginning balance at July 1, 2024
Ending balance at June 30, 2025
New derivative liabilities			2,193
Change in fair value of derivative liabilities		$ (146)	278
Conversion of derivative liabilities			$ (2,471)